Securitizations and Variable Interest Entities - Type and Carrying Value of Financial Assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015
Liabilities [Abstract]
Long-term borrowings	¥ 8,293,712	¥ 8,336,296
Transferred to SPEs [Member]
Trading assets
Equities	41,000	83,000
Debt securities	26,000	26,000
CMBS and RMBS	22,000	22,000
Total	89,000	131,000
Liabilities [Abstract]
Long-term borrowings	¥ 153,000	¥ 129,000